Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Oct. 18, 2013	Feb. 28, 2013
Document and Entity Information [Abstract]
Document type	8-K
Document period end date	Aug. 31, 2013
Amendment Flag	false
DocumentFiscalYearFocus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	MONSANTO CO /NEW/
Entity Central Index Key	0001110783
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--08-31
Entity Filer Category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding		525,837,818
Entity public float			$ 53.8